Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit impairment loss and provisions [abstract]
Loans and advances to customers	£ 238	£ 189	£ 257
Recoveries of loans and advances, net of collection costs	(40)	(42)	(54)
Off-balance sheet exposures (See Note 27)	22	6
Impairment loss on financial assets	220	153	203
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	437	260	385
Provisions for RV and voluntary termination	6		8
Provisions for other liabilities and charges	443	260	393
Total operating impairment losses, provisions and charges	£ 663	£ 413	£ 596